Cover	Dec. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2023
Entity File Number	001-16435
Entity Registrant Name	Chico’s FAS, Inc.
Entity Central Index Key	0000897429
Entity Tax Identification Number	59-2389435
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	11215 Metro Parkway
Entity Address, City or Town	Fort Myers
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33966
City Area Code	239
Local Phone Number	277-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	CHS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false